Label	Element	Value
Document And Entity Information Elements	ck0001727398_DocumentDocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 08, 2019
Registrant Name	dei_EntityRegistrantName	Procure ETF Trust II
Central Index Key	dei_EntityCentralIndexKey	0001727398
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2019
Prospectus Date	rr_ProspectusDate	Mar. 08, 2019